Summarized Information on Current and Non-Current Finance Debt (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 35,700	$ 53,888
At fair value [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	30,063
At fair value [member] | Finance Debt Total [Member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		37,891	61,517
At fair value [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		4,462
At fair value [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		1,347
At fair value [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		2,019
Later than one year and not later than two years [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	2,540
Later than one year and not later than two years [member] | Finance Debt Total [Member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 3,641	$ 4,186
[custom:Financing-0]		5.20%	4.60%
Later than one year and not later than two years [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 1,006
Later than one year and not later than two years [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		49
Later than one year and not later than two years [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 46
Later than one year and not later than two years [member] | Weighted average [member]
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		5.00%
Later than one year and not later than two years [member] | Weighted average [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		5.90%
Later than one year and not later than two years [member] | Weighted average [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		4.70%
Later than one year and not later than two years [member] | Weighted average [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		6.20%
Later than one year and not later than two years [member] | Floating interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 2,154
Later than one year and not later than two years [member] | Floating interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		663
Later than one year and not later than two years [member] | Fixed interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		386
Later than one year and not later than two years [member] | Fixed interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		343
Later than one year and not later than two years [member] | Fixed interest rate [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		49
Later than one year and not later than two years [member] | Fixed interest rate [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		46
Later than two years and not later than three years [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	2,564
Later than two years and not later than three years [member] | Finance Debt Total [Member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 2,973	$ 3,282
[custom:Financing-0]		5.30%	4.80%
Later than two years and not later than three years [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 409
Later than two years and not later than three years [member] | Weighted average [member]
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		5.20%
Later than two years and not later than three years [member] | Weighted average [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		5.50%
Later than two years and not later than three years [member] | Floating interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 2,564
Later than two years and not later than three years [member] | Floating interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		263
Later than two years and not later than three years [member] | Fixed interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		146
Later than three years and not later than four years [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	3,354
Later than three years and not later than four years [member] | Finance Debt Total [Member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 3,988	$ 5,892
[custom:Financing-0]		5.50%	4.80%
Later than three years and not later than four years [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 620
Later than three years and not later than four years [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 14
Later than three years and not later than four years [member] | Weighted average [member]
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		5.50%
Later than three years and not later than four years [member] | Weighted average [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		5.00%
Later than three years and not later than four years [member] | Weighted average [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		4.70%
Later than three years and not later than four years [member] | Floating interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 2,676
Later than three years and not later than four years [member] | Floating interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		263
Later than three years and not later than four years [member] | Fixed interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		678
Later than three years and not later than four years [member] | Fixed interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		357
Later than three years and not later than four years [member] | Fixed interest rate [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		14
Later than four years and not later than five years [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	2,746
Later than four years and not later than five years [member] | Finance Debt Total [Member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 3,449	$ 5,961
[custom:Financing-0]		5.60%	5.10%
Later than four years and not later than five years [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 211
Later than four years and not later than five years [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 492
Later than four years and not later than five years [member] | Weighted average [member]
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		5.70%
Later than four years and not later than five years [member] | Weighted average [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		4.50%
Later than four years and not later than five years [member] | Weighted average [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		4.70%
Later than four years and not later than five years [member] | Floating interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 1,934
Later than four years and not later than five years [member] | Floating interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		130
Later than four years and not later than five years [member] | Fixed interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		812
Later than four years and not later than five years [member] | Fixed interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		81
Later than four years and not later than five years [member] | Fixed interest rate [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		492
Later than five years [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	1,686
Later than five years [member] | Finance Debt Total [Member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 2,832	$ 6,229
[custom:Financing-0]		5.90%	5.20%
Later than five years [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 402
Later than five years [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings
Later than five years [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 744
Later than five years [member] | Weighted average [member]
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		6.20%
Later than five years [member] | Weighted average [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		4.10%
Later than five years [member] | Weighted average [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]
Later than five years [member] | Weighted average [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		6.20%
Later than five years [member] | Floating interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 1,143
Later than five years [member] | Floating interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		130
Later than five years [member] | Fixed interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		543
Later than five years [member] | Fixed interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		272
Later than five years [member] | Fixed interest rate [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings
Later than five years [member] | Fixed interest rate [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		744
Later Than Five Years And Thereafter [Member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	15,228
Later Than Five Years And Thereafter [Member] | Finance Debt Total [Member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 18,817	$ 28,338
[custom:Financing-0]		6.50%	6.40%
Later Than Five Years And Thereafter [Member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 1,870
Later Than Five Years And Thereafter [Member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		664
Later Than Five Years And Thereafter [Member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 1,055
Later Than Five Years And Thereafter [Member] | Weighted average [member]
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		6.60%
Later Than Five Years And Thereafter [Member] | Weighted average [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		4.60%
Later Than Five Years And Thereafter [Member] | Weighted average [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		4.70%
Later Than Five Years And Thereafter [Member] | Weighted average [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		6.40%
Later Than Five Years And Thereafter [Member] | Floating interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 897
Later Than Five Years And Thereafter [Member] | Floating interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		496
Later Than Five Years And Thereafter [Member] | Fixed interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		14,331
Later Than Five Years And Thereafter [Member] | Fixed interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		1,374
Later Than Five Years And Thereafter [Member] | Fixed interest rate [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		664
Later Than Five Years And Thereafter [Member] | Fixed interest rate [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		1,055
Total [Member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	[1]	28,118
Total [Member] | Finance Debt Total [Member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 35,700	$ 53,888
[custom:Financing-0]		6.20%	5.90%
Total [Member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 4,518
Total [Member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		1,219
Total [Member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 1,845
Total [Member] | Weighted average [member]
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		6.30%
Total [Member] | Weighted average [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		4.90%
Total [Member] | Weighted average [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		4.70%
Total [Member] | Weighted average [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
[custom:Financing-0]		6.30%
Total [Member] | Floating interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 11,368
Total [Member] | Floating interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		1,945
Total [Member] | Fixed interest rate [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		16,750
Total [Member] | Fixed interest rate [member] | Brazil, Brazil Real
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		2,573
Total [Member] | Fixed interest rate [member] | Euro Member Countries, Euro
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		1,219
Total [Member] | Fixed interest rate [member] | United Kingdom, Pounds
DisclosureFinanceDebtLineItems [Line Items]
Borrowings		$ 1,845

[1]	Includes debt raised in Brazil (in Brazilian reais) indexed to the U.S. dollar.